UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

Spyglass Growth Fund

Semi-Annual Report
June 30, 2018

Spyglass Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to the Financial Statements	11
Expense Example	19
Notice to Shareholders	21
Approval of the Investment Advisory Agreement	22
Notice of Privacy Policy and Practices	26

Spyglass Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at June 30, 2018 (Unaudited)

Percentages represent market value as a percentage of net assets.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS
at June 30, 2018 (Unaudited)

	Number of
COMMON STOCKS – 92.8%	Shares	Value

CONSUMER DISCRETIONARY – 21.2%

Automobiles – 6.5%
Tesla, Inc. (a)	4,921	$1,687,657

Hotels, Restaurants & Leisure – 5.6%
Chipotle Mexican Grill, Inc. (a)	3,322	1,433,011

Media – 4.1%
IMAX Corp. (a)(b)	47,607	1,054,495

Specialty Retail – 5.0%
Ulta Beauty, Inc. (a)	5,494	1,282,629

TOTAL CONSUMER DISCRETIONARY
(Cost $5,002,822)		5,457,792

ENERGY – 4.2%

Oil, Gas & Consumable Fuels – 4.2%
Range Resources Corp.	64,203	1,074,116

TOTAL ENERGY
(Cost $1,056,410)		1,074,116

FINANCIALS – 4.1%

Capital Markets – 4.1%
Affiliated Managers Group, Inc.	7,010	1,042,177

TOTAL FINANCIALS
(Cost $1,164,859)		1,042,177

HEALTH CARE – 12.2%

Biotechnology – 4.6%
Exact Sciences Corp. (a)	19,831	1,185,696

Health Care Equipment & Supplies – 3.3%
Nevro Corp. (a)	10,597	846,170

Pharmaceuticals – 4.3%
Pacira Pharmaceuticals. Inc. (a)	34,133	1,093,963

TOTAL HEALTH CARE
(Cost $3,002,552)		3,125,829

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018 (Unaudited)

	Number of
COMMON STOCKS – 92.8% (Continued)	Shares	Value

INDUSTRIALS – 7.7%

Construction & Engineering – 3.6%
Quanta Services, Inc. (a)	28,166	$940,744

Electrical Equipment – 4.1%
Acuity Brands, Inc.	9,057	1,049,435

TOTAL INDUSTRIALS
(Cost $2,279,941)		1,990,179

INFORMATION TECHNOLOGY – 43.4%

Communications Equipment – 6.4%
Arista Networks, Inc. (a)	2,610	672,049
Palo Alto Networks, Inc. (a)	4,711	967,969
		1,640,018
Internet Software & Services – 11.3%
Envestnet, Inc. (a)	12,275	674,511
GoDaddy, Inc. (a)	14,380	1,015,228
Nutanix, Inc. (a)	8,867	457,271
Twilio, Inc. (a)	13,416	751,565
		2,898,575
IT Services – 4.8%
Alliance Data Systems Corp.	5,323	1,241,324

Semiconductors & Semiconductor Equipment – 3.9%
Advanced Micro Devices, Inc. (a)	67,145	1,006,503

Software – 17.0%
Everbridge, Inc. (a)	26,841	1,272,800
Proofpoint, Inc. (a)	6,184	713,077
Splunk, Inc. (a)	7,478	741,145
Tableau Software, Inc. (a)	9,797	957,657
Workday, Inc. (a)	5,728	693,775
		4,378,454
TOTAL INFORMATION TECHNOLOGY
(Cost $7,688,049)		11,164,874

TOTAL COMMON STOCKS
(Cost $20,194,633)		23,854,967

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at June 30, 2018 (Unaudited)

	Number of
REITS – 4.3%	Shares	Value

Equinix, Inc.	2,603	$1,119,003

TOTAL REITS
(Cost $1,051,661)		1,119,003

TOTAL INVESTMENTS
(Cost $21,246,294) – 97.1%		24,973,970
Other Assets in Excess of Liabilities – 2.9%		736,275
TOTAL NET ASSETS – 100.0%		$25,710,245

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer or corporation.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at June 30, 2018 (Unaudited)

Assets:
Investments, at value (cost of $21,246,294)	$24,973,970
Cash	662,827
Receivables:
Fund shares sold	100,000
Prepaid expenses	16,885
Total assets	25,753,682

Liabilities:
Payables:
Advisory fee	2,495
Administration and accounting fees	15,371
Reports to shareholders	3,935
Custody fees	1,014
Trustee fees	2,310
Transfer agent fees and expenses	6,900
Other accrued expenses	11,412
Total liabilities	43,437

Net assets	$25,710,245

Net assets consist of:
Paid in capital	$20,874,485
Accumulated net investment loss	(86,200)
Accumulated net realized gain on investments	1,194,284
Net unrealized appreciation on investments	3,727,676
Net assets	$25,710,245

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$25,710,245
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	2,221,347
Net asset value, offering price and redemption price per share	$11.57

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF OPERATIONS
For the Period Ended June 30, 2018* (Unaudited)

Investment income:
Dividends	$9,942
Total investment income	9,942

Expenses:
Advisory fees (Note 4)	96,142
Administration and accounting fees (Note 4)	30,657
Transfer agent fees and expenses	17,452
Federal and state registration fees	12,525
Audit fees	6,423
Compliance expense	6,330
Legal fees	5,919
Reports to shareholders	3,946
Trustees’ fees and expenses	4,685
Custody fees	2,857
Other	4,439
Total expenses before reimbursement from advisor	191,375
Fees waived and expense reimbursement from advisor (Note 4)	(95,233)
Net expenses	96,142
Net investment loss	(86,200)

Realized and unrealized gain on investments:
Net realized gain on transactions from investments	1,194,284
Net change in unrealized gain on investments	1,666,919
Net realized and unrealized gain on investments	2,861,203
Net increase in net assets resulting from operations	$2,775,003

*	The Spyglass Growth Fund commenced operations on January 2, 2018.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

STATEMENT OF CHANGES IN NET ASSETS

Period Ended
June 30, 2018*
(Unaudited)
Operations:
Net investment loss	$(86,200)
Net realized gain on investments	1,194,284
Net change in unrealized appreciation on investments	1,666,919
Net increase in net assets resulting from operations	2,775,003

Capital Share Transactions:
Proceeds from shares sold	6,985,865
Proceeds from transfer-in-kind	16,225,831
Cost of shares redeemed	(276,454)
Net increase in net assets from capital share transactions	22,935,242
Total increase in net assets	25,710,245

Net Assets:
Beginning of period	—
End of period	$25,710,245
Accumulated net investment loss	$(86,200)

Changes in Shares Outstanding:
Shares sold	622,997
Shares issued in connection with transfer-in-kind	1,622,583
Shares redeemed	(24,233)
Net increase in shares outstanding	2,221,347

*	The Spyglass Growth Fund commenced operations on January 2, 2018.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	January 2, 2018*
	through
	June 30, 2018
	(Unaudited)
Net Asset Value – Beginning of Period	$10.00

Income from Investment Operations:
Net investment loss[1]	(0.05)
Net realized and unrealized gain on investments	1.62
Total from investment operations	1.57

Net Asset Value – End of Period	$11.57

Total Return	15.70	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$25,710
Ratio of operating expenses to average net assets:
Before Reimbursements	1.99	%+
After Reimbursements	1.00	%+
Ratio of net investment loss to average net assets:
Before Reimbursements	(1.89	)%+
After Reimbursements	(0.90	)%+
Portfolio turnover rate	23	%^

*	Commencement of operations for Institutional Shares was January 2, 2018.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.

The accompanying notes are an integral part of these financial statements.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS
at June 30, 2018 (Unaudited)

NOTE 1 –	ORGANIZATION

The Spyglass Growth Fund (the “Fund”) is a series of Manager Directed Portfolios (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a non-diversified series of the Trust.  The Fund acquired the assets of Spyglass Partners Fund, LP, a Delaware investment limited partnership (the “Predecessor Private Fund”), in a tax-free conversion completed at the close of business on December 29, 2017. The Fund did not have any operations prior to December 29, 2017 other than those relating to organizational matters and registration of its shares under applicable securities law.  The Fund commenced operations on January 2, 2018, and currently only offers Institutional Shares.  The Predecessor Private Fund had an investment objective and investment policies that were, in all material respects, equivalent to those of the Fund. However, the Predecessor Private Fund was not registered as an investment company under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, liquidity requirements and other restrictions imposed by the 1940 Act and Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Upon completion of the conversion, the net assets of the Fund were $16,225,831. The number of shares of the Fund issued in connection with the conversion was 1,622,583, and the amount of net unrealized gains on the portfolio securities transferred to the Fund was $2,060,757.  Spyglass Capital Management LLC (the “Advisor”) serves as the investment advisor to the Fund. The investment objective of the Fund is to seek long term capital appreciation.

NOTE 2 –	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

related to uncertain tax positions expected to be taken in the Fund’s 2018 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting fiscal period.  Actual results could differ from those estimates.

E.	Redemption Fees: The Fund does not charge redemption fees to shareholders.

F.	Reclassification of Capital Accounts: GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.

G.
Events Subsequent to the Period End:  In preparing the financial statements as of June 30, 2018, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

H.
Recent Accounting Pronouncements:  In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization fiscal period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim fiscal periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 –	SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the fiscal period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted, quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the date of measurement.

Level 2 –
Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 –
Significant unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its net asset value (“NAV”) because most foreign markets close well before such time.  The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.  In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of June 30, 2018, was comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts.  The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ values as determined by the Board or its designee instead of being determined by the market.  Using a fair value pricing methodology to price a foreign security may result in a value that is different from the foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally classified in Level 2 of the fair valuation hierarchy.  Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$5,457,792	$—	$—	$5,457,792
Energy	1,074,116	—	—	1,074,116
Financials	1,042,177	—	—	1,042,177
Health Care	3,125,829	—	—	3,125,829
Industrials	1,990,179	—	—	1,990,179
Information Technology	11,164,874	—	—	11,164,874
Total Common Stocks	23,854,967	—	—	23,854,967
REITs	1,119,003	—	—	1,119,003
Total Investments in Securities	$24,973,970	$—	$—	$24,973,970

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers among levels are recognized at the end of the reporting period.  During the period ended June 30, 2018, the Fund recognized no transfers among levels.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended June 30, 2018, the Advisor provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 1.00% for the Spyglass Growth Fund based upon the average daily net assets of the Fund.  For the period ended June 30, 2018, the Fund incurred $96,142 in advisory fees.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that the net annual operating expenses [excluding Rule 12b-1 plan fees, shareholder servicing plan fees, any front-end or contingent deferred loads, acquired fund fees and expenses, taxes, leverage, brokerage commissions, interest and extraordinary expenses (collectively, “Excludable Expenses”)] do not exceed the following amount of the average daily net assets for the Institutional Shares:

Spyglass Growth Fund
Institutional Shares	1.00%

For the period ended June 30, 2018, the Advisor reduced its fees and absorbed Fund expenses in the amount of $95,233 for the Fund. The waivers and reimbursements will remain in effect through at least January 1, 2021 unless terminated sooner by, or with the consent of, the Board.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the three-year period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

6/30/2021	Total
$95,233	$95,233

During the period ended June 30, 2018, the Fund received securities, in-kind, from Spyglass Partners Fund LP, an affiliate of the Advisor in the amount 16,225,831. The transactions complied with Rule 17a-7 under the 40 Act and the 17a-7 procedures adopted by the Trust. U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the period ended June 30, 2018, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and compliance fees:

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

Administration & fund accounting	$30,657
Custody	$2,857
Transfer agency(a)	$12,266
Compliance	$6,330

(a) Does not include out-of-pocket expenses.

At June 30, 2018, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$15,371
Custody	$1,014
Transfer agency(a)	$6,121
Compliance	$0

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.  A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 –	SECURITIES TRANSACTIONS

For the period ended June 30, 2018, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Spyglass Growth Fund	$24,433,914	$4,381,904

There were no purchases or sales of long-term U.S. Government securities.

NOTE 6 –	PRINCIPAL RISKS

Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. Further information about investment risks is available in the Fund’s prospectus and Statement of Additional Information.

Equity Market Risk:  Equity securities are susceptible to general stock market fluctuations due to economic, market, political and issuer-specific considerations and to potential volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

Spyglass Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at June 30, 2018 (Unaudited)

Small-Cap and Mid-Cap Company Risk:  Small-Cap and mid-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general.  Because of these movements, and because small-cap and mid-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

Management Risk:  The ability of the Fund to meet its investment objective is directly related to the Advisor’s and Sub-Advisor’s management of the Fund. The value of your investment in the Fund may vary with the effectiveness of the Advisor’s research, analysis and asset allocation among portfolio securities. If the investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

New Fund Risk:  There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund. Liquidation of the Fund can be initiated without shareholder approval by the Board if it determines that liquidation is in the best interest of shareholders. As a result, the timing of the Fund’s liquidation may not be favorable.

Non-Diversified Fund Risk:  Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REIT Risk: A REIT’s share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund’s investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders.

NOTE 7 –	GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Spyglass Growth Fund

EXPENSE EXAMPLE
June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from January 1, 2018 to June 30, 2018 for the Institutional Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Spyglass Growth Fund

EXPENSE EXAMPLE (Continued)
June 30, 2018 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/2/2018(1)	6/30/2018	1/2/2018 – 6/30/2018
Actual
Institutional Shares	$1,000.00	$1,157.00	$5.32(2)

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,019.84	$5.01(3)

(1)	Inception date of the Fund.
(2)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 180/365 (to reflect the period).
(3)	Expenses are equal to the Institutional Shares’ annualized expense ratio of 1.00% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the period).

Spyglass Growth Fund

NOTICE TO SHAREHOLDERS
at June 30, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-888-878-5680 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by calling 1-888-878-5680.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-888-878-5680.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-888-878-5680 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Spyglass Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 20, 2017 to consider the initial approval of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Spyglass Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Spyglass Capital Management, LLC (“Spyglass”). Prior to the meeting on November 20, 2017, the Board requested and received materials to assist them in considering the approval of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including copies of the Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Board’s fiduciary obligations and the factors the Board should consider in considering the approval of the Advisory Agreement, detailed comparative information relating to the performance of the Fund, as well as the management fee and other expenses of the Fund, due diligence materials relating to Spyglass, including the current draft Form ADV for Spyglass, and other pertinent information. Based on their evaluation of the information provided by Spyglass, the Trustees (including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Advisory Agreement for an initial two-year term. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services that would be provided by Spyglass to the Fund and the amount of time to be devoted by Spyglass’ staff to the Fund’s operations.  The Trustees considered the specific responsibilities of Spyglass in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of key personnel at Spyglass who would be involved in the day-to-day activities of the Fund, including Mr. Jim Robillard, who would serve as the portfolio manager of the Fund, and Mr. William Minor, Spyglass’ Chief Compliance Officer, who has 30 years’ of relevant experience.  The Trustees considered the performance history of the Spyglass LP, for which Spyglass served as investment adviser and Mr. Robillard served as portfolio manager, and was expected to be converted into the Fund in a tax-free conversion.  The Trustees reviewed the information provided by Spyglass in response to the due diligence questionnaire and other information provided by Spyglass, all of which was included in the Meeting materials.  The Trustees also noted any services that extended beyond portfolio management, including third party marketing and trading services to be provided through Spyglass, and considered the overall capability of Spyglass to manage the Fund’s assets.  The Trustees reviewed Spyglass’ draft Form ADV, noting Spyglass would be required to provide confirmation of the firm’s registration with

Spyglass Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

the SEC, along with a copy of its final Form ADV, prior to the execution of the Advisory Agreement.  The Trustees, in consultation with counsel to the Independent Trustees and the Trust’s CCO, reviewed the compliance program maintained by Spyglass, including the firm’s code of ethics, and received an affirmation from the Trust’s CCO that the compliance program was compliant with Rule 206(4)-7(a) promulgated under the Advisers Act.  The Trustees concluded that Spyglass had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to performing its duties under the Advisory Agreement, and that the nature, overall quality and extent of the management services to be provided by Spyglass to the Fund were satisfactory.

2.	INVESTMENT PERFORMANCE OF THE ADVISER

In assessing the management services to be provided by Spyglass, the Trustees reviewed the investment management experience of Mr. Robillard, including his management of the Spyglass LP.  The Trustees reviewed the performance of the Spyglass LP, which had the same investment objective and strategies as the Fund, and would be adopted as the performance track record of the Fund following the conversion of the Spyglass LP into the Fund.  The Trustees noted the Spyglass LP had outperformed its benchmark, the Russell Mid Cap Growth Index, for the year-to-date period ended September 30, 2017, but had underperformed the benchmark for the one-year and since inception periods ended December 31, 2016.

The Trustees concluded the performance obtained by Spyglass for accounts managed using strategies similar to the Fund was satisfactory.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from Spyglass’ portfolio management services.

3.	COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER

The Trustees considered the cost of services and the proposed management fee to be paid to Spyglass by the Fund, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees considered the cost structure of the Fund relative to a peer group of U.S. mid cap growth funds with assets in the $10-$100 million range, as compiled by Morningstar (the “Morningstar Peer Group”).  The Trustees also considered Spyglass’ financial information.  The Trustees examined the level of profits anticipated from the fees payable under the Advisory Agreement, noting Spyglass did not expect the Fund to be profitable to Spyglass in its first year of operation.  These considerations were based on materials requested by the Trustees and the Trust’s administrator specifically for the Meeting, as well as the presentation made by the Spyglass during the Meeting.

Spyglass Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

The Trustees considered data relating to the cost structure of the Fund relative to the Morningstar Peer Group, which had been included in the Meeting materials.  The Board considered the Fund’s proposed management fee of 1.00% of the average annual net assets of the Fund, noting the fee fell at the top of the fourth quartile for the Morningstar Peer Group, above the Morningstar Peer Group average fee of 0.81%, which fell within the third quartile.  The Board also noted that Spyglass proposed to contractually waive its management fees and/or reimburse the Fund’s expenses to ensure that the Fund’s total annual operating expenses do not exceed 1.00% of the average annual net assets of the Fund for at least the first three years of the Fund’s operation, exclusive of Rule 12b-1 fees applicable to Retail Shares of the Fund.  The Trustees noted the Fund’s net expense ratio of 1.00% fell at the top of the first quartile, below the Morningstar Peer Group average of 1.16%, which fell at the bottom of the third quartile.  The Board also compared the proposed management fee and expense ratio to the fees of three peer funds identified by Spyglass.  The Trustees noted that the total expense ratio of the Fund, after the application of the expense limitation, was lower than that of the Spyglass LP, which had an expense cap of 1.50%.

The Trustees concluded the Fund’s expenses and the management fees to be paid to Spyglass under the Advisory Agreement were fair and reasonable in light of the comparative expense and management fee information.  The Trustees further concluded, based on the pro forma profitability analysis prepared by Spyglass, that while Spyglass did not expect to realize profits in connection with its management of the Fund during its initial year of operation, Spyglass had sufficient financial resources to support its services to the Fund, despite anticipated subsidies necessary to support certain of the Fund’s operations.

4.	EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s proposed expenses relative to the Morningstar Peer Group and discussed potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale would be shared with shareholders).  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, and that the possibility of incorporating breakpoints could be reviewed in the future should assets grow significantly, and that Spyglass has agreed to consider breakpoints in the future should circumstances change.  The Trustees also noted Spyglass had agreed to limit the Fund’s total expenses, exclusive of Rule 12b-1 distribution fees, to 1.00%, equal to the proposed management fee for at least three years.  The Trustees concluded that the proposed fee structure was reasonable.

Spyglass Growth Fund

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (Continued)

5.	BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be received by Spyglass from the firm’s association with the Fund.  The Board noted that Spyglass uses soft dollars for approved Section 28(e) research.  The Trustees considered such ancillary benefits to Spyglass as adviser to the Fund to be modest and appropriate.

CONCLUSIONS

The Trustees considered all of the foregoing factors. In considering the approval of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Advisory Agreement for an initial two-year term as being in the best interests of the Fund and its shareholders.

Spyglass Growth Fund

NOTICE OF PRIVACY POLICY AND PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

What Information We Collect

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;

•	account balances;

•	account transactions;

•	transaction history;

•	wire transfer instructions; and

•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-888-878-5680.

(This Page Intentionally Left Blank.)

Investment Advisor
Spyglass Capital Management LLC
580 California Street, 8th Floor
San Francisco, California  94104

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202
1-888-878-5680

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, Pennsylvania  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 9/5/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 9/5/2018

By (Signature and Title)*    /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date 9/5/2018

* Print the name and title of each signing officer under his or her signature.